Film Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Motion picture productions:
Released	¥ 90,716	¥ 98,910
Completed and not released	2,420	10,800
In production and development	111,365	102,295
Television productions:
Released	49,651	44,461
In production and development	2,820	2,853
Broadcasting rights	37,189	27,830
Less: current portion of broadcasting rights included in inventories	(24,072)	(17,101)
Film costs	¥ 270,089	¥ 270,048